MetLife Small Cap Value Portfolio
MetLife Small Cap Value Portfolio PORTFOLIO SUMMARY:
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - MetLife Small Cap Value Portfolio - USD ($)	Class A	Class B
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses - MetLife Small Cap Value Portfolio	Class A	Class B
Management Fee	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	none	0.25%
Other Expenses	0.02%	0.02%
Acquired Fund Fees and Expenses	0.07%	0.07%
Total Annual Portfolio Operating Expenses	0.84%	1.09%

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - MetLife Small Cap Value Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	86	269	468	1,040
Class B	112	348	604	1,334

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 35% of the average value of its portfolio.
Principal Investment Strategies
Delaware Investments Fund Advisers ("Delaware Investments") and Wells Capital Management Incorporated ("WellsCap") (each a "Subadviser" and together, the "Subadvisers"), subadvisers to the Portfolio, invest the Portfolio's assets, under normal circumstances, in equity securities of small companies whose stock price appears to be below their underlying value and who exhibit the potential for above average capital growth. Under normal circumstances, the Portfolio expects to invest at least 80% of its net assets in securities of companies that are considered small. The Portfolio considers a "small company" to be one whose market capitalization is within the range of capitalizations during the most recent 12-month period of companies in the Russell 2000 Index or the S&P Small Cap 600 Index at the time of investment (based on month-end data).

The Portfolio may invest up to 25% of its assets in foreign securities and up to 15% of its assets in real estate investment trusts ("REITs").

In identifying companies in which to invest, the Subadvisers may consider, among other factors, a company's financial strength, its management, its cash flow, its use of financial leverage, and its price-to-earnings ratio. The Subadvisers also may consider the prospects for a company's industry, whether or not the company is out of favor in the marketplace as reflected in the company's stock price, and whether or not the company is undergoing a reorganization or other change that may create a more favorable outlook going forward. The Portfolio will generally sell an investment when there has been a fundamental change in the business or capital structure of the company which significantly affects the investment's inherent value, when a portfolio holding's stock price nears its intrinsic value appreciation target, the industry or general market environment becomes unfavorable, or a Subadviser identifies a more attractive investment opportunity.
Principal Risks
As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in "Principal Risks of Investing in the Portfolio" in the Prospectus, any of which could cause the Portfolio's return, the price of the Portfolio's shares or the Portfolio's yield to fluctuate.

Market Risk.    The Portfolio's share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Real Estate Investment Risk. Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.
Past Performance
The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns. Effective December 1, 2014, Delaware Investments and WellsCap became the subadvisers to the Portfolio. Investment performance prior to that date is attributable to the former subadviser to the Portfolio.
Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	3rd – 2009	20.00%
Lowest Quarter	4th – 2008	-26.71%

Average Annual Total Return as of December 31, 2015
Average Annual Total Returns - MetLife Small Cap Value Portfolio	1 Year	5 Years	10 Years
Class A	(5.20%)	6.75%	5.05%
Class B	(5.41%)	6.47%	4.80%
Russell 2000 Value Index (reflects no deduction for mutual fund fees or expenses)	(7.47%)	7.67%	5.57%